Summary of Significant Accounting Policies Tax Characteristics of Dividends (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock [Member]
Tax Characterization of Dividends Paid [Line Items]
Percent of Total Dividends Paid	100.00%	100.00%	100.00%
Preferred Stock [Member]
Tax Characterization of Dividends Paid [Line Items]
Percent of Total Dividends Paid	100.00%	100.00%	100.00%
Ordinary Income [Member] | Common Stock [Member]
Tax Characterization of Dividends Paid [Line Items]
Percent of Total Dividends Paid	52.60%	14.10%	3.30%
Ordinary Income [Member] | Preferred Stock [Member]
Tax Characterization of Dividends Paid [Line Items]
Percent of Total Dividends Paid	55.00%	100.00%	100.00%
Return of Capital [Member] | Common Stock [Member]
Tax Characterization of Dividends Paid [Line Items]
Percent of Total Dividends Paid	4.40%	85.90%	96.70%
Capital Gains [Member] | Common Stock [Member]
Tax Characterization of Dividends Paid [Line Items]
Percent of Total Dividends Paid	43.00%	0.00%	0.00%
Capital Gains [Member] | Preferred Stock [Member]
Tax Characterization of Dividends Paid [Line Items]
Percent of Total Dividends Paid	45.00%	0.00%	0.00%